Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. Such estimates include the valuation of accounts receivable, inventories, goodwill, intangible assets, and other long-lived assets; legal contingencies; guarantee obligations; indemnifications; assumptions used in retirement benefits; income taxes; and vendor and customer rebates, among others. These estimates and assumptions are based on management's best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. We adjust such estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in these estimates resulting from continuing changes in the economic environment will be reflected in the consolidated financial statements in future periods.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. Such estimates include the valuation of accounts receivable, inventories, goodwill, intangible assets, and other long-lived assets; legal contingencies; guarantee obligations; indemnifications; assumptions used in retirement benefits; and vendor and customer rebates, among others. These estimates and assumptions are based on management's best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. We adjust such estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in these estimates resulting from continuing changes in the economic environment will be reflected in the consolidated financial statements in future periods.

Cash and Cash Equivalents
Cash and Cash Equivalents

Cash equivalents consist of short-term investments that have a maturity of three months or less at the date of purchase. At December 31, 2012 and 2011, the majority of our cash and cash equivalents were invested in money market funds that are broadly diversified and invest in high-quality, short-duration securities, including commercial paper, certificates of deposit, U.S. government agency securities, and similar instruments. We have significant amounts of cash and cash equivalents that are in excess of federally insured limits. Though we have not experienced any losses on our cash and cash equivalents to date and we do not anticipate incurring any losses, we cannot be assured that we will not experience losses on our cash and cash equivalents.

Trade Accounts Receivable
Trade Accounts Receivables and Allowance for Doubtful Accounts

Trade accounts receivable are stated at the amount we expect to collect. Trade accounts receivable do not bear interest. We make ongoing estimates relating to the collectibility of our accounts receivable and maintain a reserve for estimated losses resulting from the inability of our customers to meet their financial obligations to us. At December 31, 2012 and 2011, we had $2.7 million and $2.1 million, respectively, recorded as allowances for doubtful accounts. In determining the amount of the reserve, we consider our historical level of credit losses, customer concentrations, current economic trends, and changes in customer creditworthiness. Our sales are principally to customers in the building products industry located in the United States and Canada. A significant portion of our sales are concentrated with a relatively small number of customers. In 2012, our top ten customers represented approximately 29% of sales. In order to manage credit risk, we consider customer concentrations and current economic trends and monitor the creditworthiness of significant customers based on ongoing credit evaluations. At both December 31, 2012 and 2011, receivables from a single customer accounted for approximately 14% of total receivables. No other customer accounted for 10% or more of total receivables. Adjustments to the valuation allowance are charged to income. Trade accounts receivable balances that remain outstanding after we have used reasonable collection efforts are written off through a charge to the valuation allowance and a credit to accounts receivable.

The low level of new residential construction in the U.S. and more restrictive lending standards have affected the ability of our customers and our customers' customers to fund their operations, which makes it difficult for us to estimate future credit losses. Although we have not experienced material credit losses in recent years, our actual future losses from uncollectible accounts may differ materially from our current estimates. As additional information becomes known, we may change our estimates. In the event we determine that a change in the reserve is appropriate, we will record a charge to "Selling and distribution expenses" in our Consolidated Statements of Operations in the period we make such a determination.

Inventories
Inventory Valuation

Inventories are valued at the lower of cost or market. Cost is based on the first-in, first-out (FIFO) method of inventory valuation or average cost, which approximates the FIFO method. Manufactured inventories include costs for materials, labor, and factory overhead. Log inventories include costs to harvest and deliver the timber.

Property, Plant and Equipment
Property and Equipment

Property and equipment are recorded at cost. Cost includes expenditures for major improvements and replacements and the amount of interest cost associated with significant capital additions. For the years ended December 31, 2012, 2011, and 2010, we did not capitalize any interest. We expense all repair and maintenance costs as incurred. When property and equipment are retired, sold, or otherwise disposed of, the asset's carrying amount and related accumulated depreciation are removed from the accounts and any gain or loss is included in income (loss). We use the straight-line method of depreciation.

Impairment of Long-Lived Assets
Long-Lived Asset Impairment

We review long-lived assets for impairment when events or changes in circumstances indicate that the carrying amount of assets may not be recoverable. An impairment of long-lived assets exists when the carrying value is not recoverable through future undiscounted cash flows from operations and when the carrying value of an asset or asset group exceeds its fair value.

Southeast Operations
Fiscal Accounting Year

Fiscal Accounting Year

        In 2012, the Southeast Operations adopted a 52/53 week fiscal year. The new fiscal year will end on the Sunday nearest December 31 of each year. For 2012, the year began on January 1, 2012 and ended on December 30, 2012. The change in fiscal accounting year has no material impact on the comparability of the combined statement of assets and liabilities.

Use of Estimates

Use of Estimates

        The preparation of the combined financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. These estimates consist primarily of the allowance for doubtful accounts, accrued expenses, contingencies, and the useful lives and valuation of long-lived assets, including machinery and equipment. The Southeast Operations bases its estimates on historical experience and on various assumptions that are believed to be reasonable under the circumstances at the time. Actual amounts could differ from estimates under different assumptions or conditions.

Cash and Cash Equivalents

Cash and Cash Equivalents

        The Parent processes all cash receipts and disbursements for the Southeast Operations with an offsetting entry to the Parent's investment in the Southeast Operations. As a result, no cash is presented on the combined statements of assets and liabilities.

Trade Accounts Receivable

Trade Accounts Receivable

        Trade accounts receivable are stated at amounts believed by management to be net realizable value, net of estimated cash discounts based on payment terms. Credit is extended to customers based on an evaluation of credit reports, payment practices and, in most cases, financial condition. The Southeast Operations provides for doubtful accounts based upon past history and considers economic circumstances surrounding particular customers. During 2012, the Southeast Operations incurred $0.2 million of bad debt expense. For the six months ended June 30, 2013, $30 thousand of bad debt expense was incurred. The Southeast Operations writes off accounts receivable when it becomes apparent the amounts will not be collected. The allowance for doubtful accounts was $0.5 million at December 31, 2011 and $0.7 million at December 30, 2012. As of June 30, 2013, the allowance for doubtful accounts was $0.6 million. Accounts receivable are considered past due when payment has not been received within the standard payment terms.

        On December 31, 2011, no customers exceeded 10% of the combined accounts receivable balance. On December 30, 2012, one customer accounted for 25% of the combined accounts receivable balance. On June 30, 2013, one customer accounted for 20% of the combined accounts receivable balance.

Inventories	Inventories Inventories are recorded at the lower of average cost or market and include all costs directly associated with the production process: materials, labor and production overhead.
Property, Plant and Equipment

Property, Plant and Equipment

        Property, plant and equipment is recorded at cost, less accumulated depreciation. Leased capitalized land improvements are amortized over the term of the lease or estimated life, whichever is shorter. Improvements and replacements of assets are capitalized, while maintenance costs are expensed. Depreciation is provided at rates based on the estimated useful lives of the assets using the straight-line method as follows:

Years
Buildings	25
Land improvements	Shorter of 20 years or the remaining lease term
Machinery and equipment	7
Office furniture and fixtures	7
Computer equipment	3

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

        Southeast Operations examines the carrying value of its long-lived assets to determine whether there are any potential impairment losses. If indicators of impairment were present for assets used in operations and undiscounted future cash flows were not expected to be sufficient to recover the assets carrying amount, an impairment loss would be charged to expense in the period identified. An impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds its fair value.

Revenue Recognition and Shipping and Handling Expenses

Revenue Recognition and Shipping and Handling Expenses

        Revenues are recognized upon shipment when persuasive evidence of an arrangement exists, the sales price is fixed and determinable, and the customer takes title and assumes the risks and rewards of ownership. Shipping and handling revenues are included as a component of revenues and shipping and handling expenses are included in cost of goods sold. Sales of residuals or by-products are also included as a component of revenues.

Income Taxes

Income Taxes

        No provision has been made for federal or state income taxes since the Parent's consolidated net income or loss (subject to certain limitations) is allocated directly to its members and the Southeast Operations are treated as disregarded entities.

        Subsequent events have been evaluated through May 9, 2013, which is the date the audited financial statements were issued. Subsequent events have been evaluated through September 27, 2013, which is the date the six-month interim financial statements were issued.